Commitments And Contingencies - Summary Of Minimum Future Rental Payments Required Under Operating Leases and Capital Leases (Details) ft² in Thousands, $ in Thousands	Dec. 31, 2017 USD ($) ft²
Capital Leases
2018	$ 6,713
2019	6,633
2020	6,564
2021	6,681
2022	6,831
Thereafter	14,126
Total minimum lease payments	47,548
Less: Amount representing interest	4,168
Total present value of minimum payments	43,380
Less: Current portion of such obligations	6,713
Long-term capital lease obligations	$ 36,667
Area of real estate property | ft²	90
Future minimum sublease rentals	$ 25,200
Operating Leases
2018	13,888
2019	14,120
2020	13,505
2021	11,758
2022	11,212
Thereafter	23,703
Total minimum lease payments	$ 88,186